Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Earnings before income tax expense	$ 1,639	$ 1,620
Combined Canadian federal and provincial statutory income tax rate (%)	30.00%	30.00%
Expected federal and provincial taxes at statutory rate	$ 492	$ 486
Expected federal and provincial taxes at statutory rate Increase (decrease) resulting from:
Foreign and other statutory rate differentials	(157)	(145)
AFUDC	(16)	(20)
Effects of rate-regulated accounting:
Difference between depreciation claimed for income tax and accounting purposes	(47)	(56)
Items capitalized for accounting purposes but expensed for income tax purposes	(13)	(26)
Other	(25)	(8)
Income tax expense	$ 234	$ 231
Effective tax rate (%)	14.30%	14.30%